CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	$ 52,141	¥ 370,193		¥ 291,018
Restricted cash	343	2,435		2,023
Amounts due from related parties, net (net of allowance for credit losses of RMB 23,579 and nil as of december 31,2022 and 2023, respectively)		509		17,750
Accounts receivable and contract assets, net (net of allowance for credit losses RMB2,539 and RMB17,953 as of December 31, 2022 and 2023, respectively)	296,278	2,103,545		1,732,218
Financial assets receivable net (net of allowance for credit losses of nil and RMB7,207 as of December 31, 2022 and 2023, respectively)	139,668	991,628		292,342
Prepaid expenses and other current assets, net (net of allowance for credit losses of RMB 17,991 and RMB 13,205 as of December 31, 2022 and 2023, respectively)	270,644	1,921,547		475,981
Deferred tax assets , net	8,616	61,174		70,778
Property and equipment , net	5,681	40,332		18,900
Right-of-use assets	6,994	49,659		27,604
Long-term investments	14,293	101,481		90,497
Other non-current assets	319	2,263		1,759
TOTAL ASSETS	795,049	5,644,766		3,020,870
Liabilities including amounts of the consolidated VIEs without recourse to the Company (Note 2(b)):
Deferred guarantee income	124,912	886,862		276,518
Contingent guarantee liabilities	131,544	933,947
Payroll and welfare payables	13,360	94,856		81,558
Amounts due to related parties		11,325		566
Tax payables	80,116	568,819		632,825
Accrued expenses and other current liabilities	101,486	720,538		572,135
Other payable related to the disposal of Shanghai Caiyin				188,300
Lease liabilities	6,755	47,958		27,465
TOTAL LIABILITIES	459,768	3,264,305		1,779,367
Commitments and Contingencies (Note 17) | $
SHAREHOLDERS' EQUITY
Treasury stock (2,372,596 and 3,970,056 shares as of December 31, 2022 and December 31, 2023, respectively)	(4,992)	(35,443)		(9,262)
Additional paid-in capital	127,034	901,932		870,562
Retained earnings	214,910	1,525,841		384,896
Accumulated other comprehensive loss	(1,435)	(10,189)		(3,112)
Total Jiayin Group shareholder's equity	335,517	2,382,141		1,243,084
Noncontrolling interests	(236)	(1,680)		(1,581)
TOTAL SHAREHOLDERS' EQUITY	335,281	2,380,461		1,241,503
TOTAL LIABILITIES AND EQUITY	795,049	5,644,766		3,020,870
Related Party
ASSETS
Amounts due from related parties, net (net of allowance for credit losses of RMB 23,579 and nil as of december 31,2022 and 2023, respectively)	72	509		17,750
Liabilities including amounts of the consolidated VIEs without recourse to the Company (Note 2(b)):
Amounts due to related parties	1,595	11,325		566
Class A Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares value	0	0		0
Class B Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares value	$ 0	¥ 0		¥ 0